UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21173

                           MAN-GLENWOOD LEXINGTON, LLC
               (Exact name of registrant as specified in charter)

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                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2007


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ITEM 1.  SCHEDULE OF INVESTMENTS

Registrant invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company Act file number 811-21285, the "Portfolio Company"). As of June 30, 2007, the registrant owned 43.79% of the Portfolio Company. The Portfolio Company's schedule of investments as of June 30, 2007 is as follows:






     MAN-GLENWOOD LEXINGTON
     ASSOCIATES PORTFOLIO, LLC

     QUARTERLY REPORT
     JUNE 30, 2007 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC


SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2007
--------------------------------------------------------------------------------------------------
                                                                                          %* OF
INVESTMENT FUNDS                                         COST           FAIR VALUE      NET ASSETS
COMMODITY & TRADING
Black River Commodity Multi-Strategy Fund, LLC      $   3,425,000     $   3,476,871        1.98%
Blenheim Fund, LP                                       2,644,059         5,249,572        3.00%
Bridgewater Pure Alpha Fund II, LLC                     5,900,000         5,607,690        3.20%
Clarium Capital LLC                                     5,150,000         5,568,850        3.18%
D.E. Shaw Oculus Fund, LLC                              2,841,768         4,314,747        2.46%
Grossman Currency Fund LP                               3,050,000         3,155,838        1.80%
NWI Explorer Global Macro Fund, LP                      5,325,000         5,483,981        3.13%
Peloton Multi-Strategy Fund, LP                         5,400,000         6,298,928        3.59%
SemperMacro Fund Limited                                2,684,497         2,329,270        1.33%
Touradji Global Resources Fund, LP (Series A)           2,934,971         4,067,979        2.32%
                                                    -------------     -------------      ------
TOTAL COMMODITY & TRADING                              39,355,295        45,553,726       25.99%
                                                    -------------     -------------      ------

EQUITY HEDGE
Coatue Qualified Partners, L.P.                         4,019,586         6,286,880        3.59%
Force Capital LLC                                       3,200,000         3,905,252        2.23%
Intrepid Enhanced Alpha Fund (QP), L.P.                 3,573,186         4,270,369        2.44%
Ivory Flagship Fund, LP                                 4,275,000         5,997,250        3.42%
Polar Capital Japan Absolute Return Fund Ltd.           3,575,000         3,588,414        2.05%
Samlyn Onshore Fund, L.P.                               1,750,000         1,863,645        1.06%
Walker Smith Capital (QP), L.P.                         2,211,970         3,267,774        1.86%
Zebedee European Fund Ltd.                              3,350,000         3,917,549        2.24%
                                                    -------------     -------------      ------
TOTAL EQUITY HEDGE                                     25,954,742        33,097,133       18.89%
                                                    -------------     -------------      ------

EVENT DRIVEN
Centaurus Alpha Fund LP                                 5,400,000         5,611,655        3.20%
Cerberus Partners, L.P.                                 1,144,204         2,611,948        1.49%
Cevian Capital II LP (Class C)                          5,425,000         7,007,721        4.00%
Greywolf Capital Partners II, LP                        4,025,000         5,757,663        3.29%
King Street Capital, L.P.                               2,166,109         4,348,341        2.48%
Lansdowne European Strategic Equity Fund, LP            4,760,662         7,093,267        4.05%
Liberty Harbor I, LLC                                     540,000           528,606        0.30%
OZ Asia Domestic Partners L.P.                          2,700,000         2,941,071        1.68%
OZ Domestic Partners II L.P.                            1,327,303         1,842,902        1.05%
OZ Europe Domestic Partners II, L.P.                    2,700,000         3,040,212        1.73%
Pendragon (Lancelot II) Fund, LLC                       2,700,000         2,760,636        1.58%
Pershing Square I, L.P.                                 1,700,000         1,695,887        0.97%
Pershing Square IV, L.P.                                  850,000           843,736        0.48%
Sparx Japan Value Creation Investors Fund LP            3,575,000         3,386,686        1.93%
Steel Partners II, LP                                   5,042,571         6,292,596        3.59%



MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
JUNE 30, 2007
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                                                                                         %* OF
INVESTMENT FUNDS (CONTINUED)                             COST           FAIR VALUE     NET ASSETS

EVENT DRIVEN (CONTINUED)
Trian Partners, LP                                  $   3,200,000     $   4,233,168        2.41%
Trian Partners, SPV I, LP                                 800,000           969,622        0.55%
Trian Partners, SPV II, LP                                900,000         1,044,286        0.60%
ValueAct Capital Partners, L.P.                         1,171,816         1,502,414        0.86%
                                                    -------------     -------------      ------
TOTAL EVENT DRIVEN                                     50,127,665        63,512,417       36.24%
                                                    -------------     -------------      ------

MULTI-STRATEGY
Amaranth Partners, L.L.C.                               1,645,853           706,070        0.40%
                                                    -------------     -------------      ------
TOTAL MULTI-STRATEGY                                    1,645,853           706,070        0.40%
                                                    -------------     -------------      ------

RELATIVE VALUE
CFIP Domestic Fund                                      5,325,000         5,647,660        3.22%
                                                    -------------     -------------      ------
TOTAL RELATIVE VALUE                                    5,325,000         5,647,660        3.22%
                                                    -------------     -------------      ------

VARIABLE EQUITY
Concentric European Fund LLC                            3,400,000         3,727,310        2.13%
Eureka Fund Ltd., Class B USD                           1,135,143         1,511,128        0.86%
Gandhara Fund, LP                                       3,273,320         4,580,984        2.61%
Impala Fund LP                                          3,350,000         4,343,918        2.48%
Marshall Wace European TOPS Fund Limited                5,200,000         7,273,697        4.15%
Rosehill Japan Fund L.P.                                3,725,000         3,706,966        2.12%
Tontine Partners LP (Class C)                           4,625,000         6,256,928        3.57%
Tosca                                                   2,443,660         3,993,483        2.28%
Vardon Focus Fund, LP                                   3,100,000         3,685,886        2.10%
Whitney Japan Strategic, L.P.                           1,700,000         1,701,296        0.97%
Whitney New Japan Partners, L.P.                        1,700,000         1,708,296        0.97%
Zaxis Institutional Partners, L.P.                      2,617,093         3,416,945        1.95%
                                                    -------------     -------------      ------
TOTAL VARIABLE EQUITY                                  36,269,216        45,906,837       26.19%
                                                    -------------     -------------      ------



Total Investment Funds                              $ 158,677,771     $ 194,423,843      110.93%
                                                    =============     =============      ======


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MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
JUNE 30, 2007
--------------------------------------------------------------------------------

FUTURES - A summary of the open futures contracts held by the Portfolio Company at June 30, 2007, is as follows:

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                                   NUMBER OF       EXPIRATION       UNREALIZED
TYPE OF CONTRACT                   CONTRACTS          DATE         APPRECIATION
--------------------------------------------------------------------------------

Russell 2000 Index E-MINI            (223)       September 2007      $ 136,030
                                                                     =========



*Percentages are based on net assets of $175,263,636.

At June 30, 2007, the aggregate cost of investment funds for tax purposes was expected to be similar to book cost of $158,677,771. At June 30, 2007, accumulated net unrealized appreciation on investment funds was $35,746,072, consisting of $37,561,511 of gross unrealized appreciation and $(1,815,439) of gross unrealized depreciation.

For information on the Portfolio Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are effective and are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       Man-Glenwood Lexington, LLC


                              By:      /s/ John B. Rowsell
                                       --------------------------------
                                       John B. Rowsell
                                       Principal Executive Officer

                              Date:    August 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                              By:      /s/ John B. Rowsell
                                       --------------------------------
                                       John B. Rowsell
                                       Principal Executive Officer

                              Date:    August 28, 2007



                              By:      /s/ Alicia B. Derrah
                                       --------------------------------
                                       Alicia B. Derrah
                                       Principal Financial Officer

                              Date:    August 28, 2007